Financial Income and Expenses - Components (Details) - DKK (kr) kr in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Income:
Interest and other financial income		kr 995	kr 982	kr 324
Gain on marketable securities		364	495	92
Gain on other investments		146	72	58
Foreign exchange rate gain		2,933	391	2,715
Total financial income		4,438	1,940	3,189
Financial expenses:
Interest and other financial expenses		(120)	(70)	(39)
Loss on marketable securities		(147)	(176)	(453)
Loss on other investments		(116)	(98)	(355)
Foreign exchange rate loss		(1,594)	(1,280)	(1,664)
Total financial expenses		(1,977)	(1,624)	(2,511)
Net financial items		2,461	316	kr 678
Parent Company | Reportable Legal Entities
Financial Income:
Dividend income from subsidiaries	kr 13,000	13,026
Interest and other financial income		964	962
Interest from subsidiaries		6	1
Gain on marketable securities		364	495
Gain on other investments		121	6
Foreign exchange rate gain		2,923	735
Total financial income		17,404	2,199
Financial expenses:
Impairment of investment in subsidiaries	kr (10,400)	(10,402)
Interest and other financial expenses		(95)	(55)
Interest to subsidiaries		(7)	(10)
Loss on marketable securities		(147)	(175)
Loss on other investments		(7)	(14)
Foreign exchange rate loss		(1,581)	(1,617)
Total financial expenses		(12,239)	(1,871)
Net financial items		kr 5,165	kr 328